UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)
Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Free Bond Fund

Annual Report
8.31.07

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 20

Notes to financial
statements
page 26

Trustees and officers
page 37

For more information
page 44

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the 12-month period ended August 31, 2007; however, stocks still posted a strong gain of 15.13%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of interest income exempt from federal income taxes as is consistent with preservation of capital by normally investing at least 80% of its assets in tax-exempt debt obligations of any maturity.

Over the last twelve months

► Municipal bonds gained modestly as subprime mortgage lending woes led to a more volatile environment.

► The Fund outpaced its peer group average but trailed its benchmark index.

► Higher-quality and shorter-term bonds posted the best results, while lower-rated bonds lagged.

John Hancock Tax-Free Bond Fund

Fund performance for the year ended August 31, 2007.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
Foothill/Eastern Transportation Corridor Agency, 1-1-16, 6.000%	4.6%

Foothill/Eastern Transportation Corridor Agency, 1-1-19, Zero	4.0%

Puerto Rico, Commonwealth of, 7-1-11, 7.720%	3.6%

Madera, County of, 3-15-15, 6.500%	3.3%

Puerto Rico Highway & Transportation Auth, 7-1-11, 7.018%	3.2%

South Dakota Educational Enhancement Funding Corp, 6-1-32, 6.500%	2.2%

San Joaquin Hills Transportation Corridor Agency, 1-15-17, 5.650%	2.2%

San Bernardino, County of, 8-1-17, 5.500%	2.2%

Massachusetts, Commonwealth of, 12-1-24, 5.500%	2.0%

Port Auth of New York & New Jersey, 10-1-19, 6.750%	1.9%

As a percentage of net assets on August 31, 2007.

Managers’ report

John Hancock
Tax-Free Bond Fund

In an increasingly unsettled investment environment, municipal bonds managed to post modestly positive results for the year ended August 31, 2007. The Lehman Brothers Municipal Bond Index advanced 2.30% for the one-year period. By comparison, the Lehman Brothers U.S. Aggregate Index — a broad measure of the taxable bond market — returned 5.26% .

The municipal bond market was relatively calm during the first eight months of the period. Slowing but still moderate U.S. economic growth, a stable interest rate policy from the Federal Reserve and balanced supply and demand in the municipal market contributed to a quiet environment for municipal bonds from September 2006 through April 2007, when interest income provided nearly all of the performance.

However, volatility increased markedly over the last four months as fallout from the declining housing and subprime mortgage sectors spread to other segments of the economy and financial markets. The ensuing flight to quality, resulting from investors fleeing riskier investments, led to a sell-off in the municipal bond market, most notably among lower-quality bonds.

Municipal bond issuance, which increased over the past several years as interest rates remained relatively low, was strong for most of the one-year period, dropping off only in the last two months as yields rose.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

New Jersey tobacco	▲	The state pre-refunded these bonds, boosting their credit quality and
bonds		their prices

Shorter-term/high	▲	Held up better in the market sell-off late in the one-year period coupon bonds

Tennessee Energy	▼	Hurt by heavy issuance and credit concerns
Acquisitions Corp.

Portfolio Managers, MFC Global Investment Management (U.S.) LLC
Dianne M. Sales, CFA, and Frank A. Lucibella, CFA

Healthy demand from hedge funds and other non-traditional municipal buyers absorbed the bulk of the new supply, but many of these non-traditional investors shifted away from the municipal market in recent months, contributing to the sell-off.

Credit environment

Despite concerns about an impending credit crunch stemming from the subprime mortgage woes and liquidity concerns, municipal credit quality was largely unchanged over the past 12 months. Although sales tax revenues came in slightly lower than expected, reflecting modestly softer consumer spending, income tax revenues for many state and local governments remained on target. Most states have reasonable budgets in place for the 2008 fiscal year, and states and municipalities have built up deep reserve funds in recent years to help weather potential declines in tax revenues.

“In an increasingly unsettled

investment environment,

municipal bonds managed to post

modestly positive results for the

year ended August 31, 2007.”

Fund performance

For the year ended August 31, 2007, John Hancock Tax-Free Bond Fund’s Class A, Class B and Class C shares posted total returns of 1.55%, 0.80% and 0.80%, respectively, at net asset value. By comparison, Morningstar, Inc.’s muni national long fund category produced an average return of 1.11% 1, while the Lehman Brothers Municipal Bond Index returned 2.30% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

Tax-Free Bond Fund

Playing defense

The best-performing securities in the portfolio during the period were those with more defensive characteristics, including higher credit quality, shorter maturities and higher interest rates (or coupons). Bonds with higher credit quality held up best during the recent sell-off as investors shifted away from riskier securities. Shorter-term bonds and high-coupon bonds both tend to have less interest rate sensitivity, and consequently they experienced less price declines as yields rose late in the period.

During the past year, we positioned the portfolio to benefit from a steeper yield curve — in other words, a wider gap between short- and long-term municipal bond yields. This strategy added little value to performance until the last two months of the period, but it provided some price stability as volatility increased.

On the other side of the coin, longer-term and lower-quality bonds were among the weaker performers in the portfolio. Lower-rated bonds had been the best performers in the first half of the period, when their higher yields proved valuable in a relatively stable interest rate environment, but these securities suffered the sharpest losses during the municipal market decline of the past several months.

SECTOR DISTRIBUTION[2]
General obligation
bonds	8%
Revenue bonds
Transportation	19%
Health	11%
Tobacco	7%
Electric	6%
Pollution	4%
Industrial development	4%
Water & sewer	3%
Education	2%
Special tax	2%
Sales tax	1%
Economic development	1%
Housing	1%
Correctional facilities	1%
Other	30%

Sector performance

Returns in the municipal market were driven more by maturity and quality than by sector. Within the portfolio, tobacco bonds issued by the state of New Jersey were among the better performers. The bonds are backed by a legal settlement between the major tobacco companies and 46 states, including New Jersey. The state “pre-refunded” its tobacco bonds, meaning that it refinanced them by issuing new bonds and putting the proceeds in U.S. Treasury securities until the existing bonds mature. The bonds continue to provide relatively high yields, and they now have higher credit ratings as well thanks to the pre-refunding.

On the downside, the portfolio’s holdings of lower-quality credits lagged during the period. The problems in the housing and mortgage markets, plus concerns regarding the valuation

Tax-Free Bond Fund

of, and exposure to, subprime mortgages, resulted in a general re-pricing of credit risk in all fixed-income markets and a general widening of credit spreads.

“The best-performing securities in

the portfolio during the period

were those with more defensive

characteristics…”

Avoiding the subprime fallout

We had limited exposure to housing and land-related bonds and the Fund had no securities directly impacted by the subprime mortgage meltdown. We have been very selective over the past year, reducing our exposure to lower-quality credits, and land development bonds in particular, by selling securities that could be impacted by the slowdown in the housing market. By reducing credit exposure when spreads were tight and re-investing in higher-quality securities, we were able to minimize the price volatility that affected the fixed-income markets.

Outlook

The recent events in the mortgage and housing markets are likely to have a dampening effect on the U.S. economy, but the extent of this impact is unclear. To date, the domestic economy has held up reasonably well, and economic growth on a global scale continues to strengthen. Nonetheless, the Fed, which cut its discount rate in mid-August, is widely expected to lower its federal funds rate in September.

Given the uncertain economic and credit environment, we expect the municipal bond market to remain volatile in the coming months. This volatility may present opportunities for us to find more attractive values and capture higher yields, enhancing the level of tax-free income the portfolio produces.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2007.

Tax-Free Bond Fund

A look at performance

For the periods ended August 31, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	8-31-07

A	1-5-90	–2.99%	2.92%	3.96%	—	–5.96%	–2.99%	15.47%	47.42%	—	4.11%

B	12-31-91	–4.06	2.76	3.81	—	–6.68	–4.06	14.56	45.40	—	3.55

C	4-1-99	–0.17	3.10	—	3.21%	–2.83	–0.17	16.47	—	30.41%	3.55

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The gross expenses are as follows: Class A — 0.96%, Class B — 1.71%, Class C — 1.71% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Tax-Free Bond Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Tax-Free Bond
Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	8-31-97	$14,540	$14,540	$16,736

C2	4-1-99	13,041	13,041	14,990

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of August 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Tax-Free Bond Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07[1]

Class A	$1,000.00	$985.00	$5.16

Class B	1,000.00	981.30	8.82

Class C	1,000.00	981.30	8.82

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Tax-Free Bond Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07 [1]

Class A	$1,000.00	$1,020.00	$5.25

Class B	1,000.00	1,016.30	8.97

Class C	1,000.00	1,016.30	8.97

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.03%, 1.76% and 1.76% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-07

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 101.21%					$463,196,872

(Cost $433,994,479)

Arizona 0.48%					2,188,314

Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial
Hosp (G)(H)	Zero	06-01-21	D	$2,150	43,000

Maricopa County Industrial
Development Auth,
Rev Mtg Back Secs Prog Ser 1998B	6.200%	12-01-30	Aaa	315	317,684

Navajo County Industrial
Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06-01-27	B	1,000	1,015,650

Phoenix Civic Improvement Corp District,
Rev Conc Cap Apprec Civic Plaza
Ser 2005B (Zero to 07-01-13
then 5.500%)(O)	Zero	07-01-28	AAA	1,000	811,980

California 24.85%					113,691,154

California Pollution Control
Financing Auth,
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125	11-01-23	BBB	3,000	2,840,340

California, State of,
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,065,860
Gen Oblig Unltd (P)	3.790	05-01-34	AA+	2,315	2,315,000
Rev Economic Recovery Ser C-5 (P)	3.790	07-01-23	AA+	2,700	2,700,000

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB–	5,000	1,835,100
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-19	AAA	30,000	18,096,900
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	19,800	20,853,355

Golden State Tobacco Securitization Corp,
Rev Ref Asset Backed Bond
Ser 2007A-2	Zero	06-01-37	BBB	5,000	3,284,600

Madera, County of,
Rev Cert of Part Valley Childrens Hosp	6.500	03-15-15	AAA	13,185	14,876,240

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Millbrae, City of,
Rev Magnolia of Millbrae Proj
Ser 1997A (G)	7.375%	09-01-27	BB	$1,750	$1,804,093

Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	4,000	4,007,520

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-17	AAA	9,130	9,872,178
Rev Ref Cert of Part Med Ctr Fin Proj	5.500	08-01-22	A+	2,500	2,662,775

San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	25	25,260

San Joaquin Hills Transportation
Corridor Agency,
Rev Toll Rd Conv Cap Apprec
Ser 1997A	5.650	01-15-17	BB–	10,000	10,072,200
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	5,724,438
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,888,350
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,288,145
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,145,520

Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AAA	2,000	2,333,280

Colorado 0.91%					4,176,140

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB–	7,000	1,026,200

Northwest Parkway Public
Highway Auth,
Rev 1st Tier Sub Ser 2001D	7.125	06-15-41	CCC	3,000	3,149,940

Delaware 0.69%					3,176,910

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares
Ser A-4-1 (S)	5.750	04-30-15	A3	3,000	3,176,910

Florida 5.31%					24,316,314

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,590,315
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	1,067,780

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	3,500	3,960,985
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	900	949,563

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	3,000	3,558,300

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Florida (continued)

Crossings at Fleming Island
Community Development,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100%	05-01-30	BBB–	$1,000	$1,041,930

Hernando, County of,
Rev Criminal Justice Complex	7.650	07-01-16	AAA	500	629,965

Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	1,750	1,731,678

Orange County School Board,
Rev Ref Cert of Part Ser 1997A	Zero	08-01-13	Aaa	5,000	3,950,900

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)	6.950	05-01-33	BB+	2,500	2,617,950

Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub
Ser 1989D	6.750	10-01-17	AA	2,200	2,564,848

Stoneybrook West Community
Development District,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BBB	410	429,709
Rev Spec Assessment Ser 2000B (G)	6.450	05-01-10	BBB	220	222,391

Georgia 5.08%					23,263,292

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,000	945,410

Georgia Municipal Electric Auth,
Rev Preref Ser 1993Z	5.500	01-01-20	AAA	150	162,912
Rev Preref Ser 1998Y	6.500	01-01-17	AAA	60	68,930
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,090,460
Rev Ref Pwr Ser 1993C	5.700	01-01-19	AAA	5,000	5,592,700
Rev Ref Pwr Ser 1994EE	7.250	01-01-24	AAA	2,000	2,622,940
Rev Ref Pwr Ser 1998Y	6.500	01-01-17	AAA	145	166,609
Rev Unref Bal Ser 1993Z	5.500	01-01-20	AAA	5,690	6,200,678
Rev Unref Bal Ser 1998Y	6.500	01-01-17	AAA	4,635	5,307,863

Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe
Pwr Corp Scherer Ser 1992A	6.800	01-01-12	A	1,000	1,104,790

Illinois 7.58%					34,700,642

Chicago Board of Education,
Rev Ref Ser 2005A	5.500	12-01-26	AAA	5,290	5,915,014
Gen Oblig Unltd Cap App Sch
Reform Ser 199A	Zero	12-01-18	AAA	5,440	3,294,138

Chicago, City of,
Gen Oblig Unltd Cap App City Colleges	Zero	01-01-16	AAA	2,850	1,992,749
Gen Oblig Unltd Tax Alloc Jr Pilsen
Redev Ser 2004B (G)	6.750	06-01-22	BBB+	3,000	3,176,880

Illinois Development Finance Auth,
Rev Ref Commonwealth Edison
Co Proj	5.850	01-15-14	AAA	3,000	3,308,970

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Illinois (continued)

Kane County Community School
District No. 304,
Gen Oblig Unltd Cap Apprec Ser 2004A	Zero	01-01-17	Aaa	$4,705	$3,114,334

Lake County Community Unit School
District No. 95,
Gen Oblig Unltd Cap Apprec Lake Zurich	Zero	12-01-18	AAA	3,000	1,818,630

Lake Country Community Consol.
School District No. 24,
Gen Oblig Unltd Cap Apprec Millburn	Zero	01-01-22	AAA	2,440	1,243,253

Metropolitan Pier & Exposition Auth,
Rev Cap Apprec McCormick Pl Expn
Ser 1993A	Zero	06-15-15	AAA	1,500	1,083,495
Rev Ref Cap Apprec McCormick Proj	Zero	06-15-15	AAA	1,000	722,330
Rev Ref Cap Apprec McCormick Proj
Ser 1996A	Zero	12-15-16	AAA	2,330	1,562,265

Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec
Serv Area No. 1 (G)	6.700%	03-01-33	AA	1,000	1,132,010

Southern Illinois University,
Rev Cap Apprec Housing & Auxiliary
Sys Ser 1993A	Zero	04-01-15	AAA	1,000	729,100

Will County Community Unit School
District No. 365,
Gen Oblig Unltd Cap Apprec Comp Int
Ser 1997B	Zero	11-01-14	AAA	3,510	2,618,636
Gen Oblig Unltd Cap Apprec	Zero	11-01-21	AAA	5,780	2,988,838

Indiana 0.22%					999,960

Vanderburgh County
Redevelopment Commission,
Rev Dist Tax Increment	5.000	02-01-26	A–	1,000	999,960

Iowa 1.15%					5,276,031

Iowa Finance Auth,
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-21	BBB–	1,250	1,250,763
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-25	BBB–	1,250	1,233,138

Iowa Tobacco Settlement Auth,
Rev Asset Backed Bond Cap Apprec
Ser 2005B	Zero	06-01-34	BBB	3,000	2,792,130

Kentucky 1.22%					5,598,151

Kentucky Economic Development
Finance Auth,
Rev Preref Norton Healthcare
Ser 2000C	6.100	10-01-21	AAA	1,770	2,000,189
Rev Unref Bond Balance Norton
Ser 2000C	6.100	10-01-21	AAA	3,230	3,597,962

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Louisiana 0.55%					$2,536,471

Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg
Ser 1999B	6.750%	06-01-30	Aaa	$610	615,911

St. John Baptist Parish,
Rev Marathon Oil Corp Ser 2007A	5.125	06-01-37	BBB+	2,000	1,920,560

Maryland 0.91%					4,159,960

Municipal Mortgage & Equity LLC,
Bond (S)	6.875	06-30-49	A3	4,000	4,159,960

Massachusetts 5.80%					26,524,654

Massachusetts Bay
Transportation Auth,
Rev Ref Cap Apprec Ser 2007A-2	Zero	07-01-26	AAA	13,595	5,122,868

Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	8,000	8,972,640
Rev Ref Spl Oblig Dedicated Tax	5.500	01-01-27	AAA	5,000	5,606,150

Massachusetts Development
Finance Agency,
Rev Boston Univ Ser 2002R-2 (P)	3.900	10-01-42	AAA	100	100,000
Rev Boston Univ Ser 2002R-4 (P)	3.900	10-01-42	AAA	100	100,000

Massachusetts Health &
Educational Facilities Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	AA	3,500	4,387,180
Rev Pre Ref Partners Healthcare Sys
Ser 2001C	5.750	07-01-32	AA	1,915	2,069,215
Rev Unref Bal Partners Healthcare
Ser C	5.750	07-01-32	AA	85	91,450

Massachusetts Water Pollution
Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	75,151

Michigan 0.22%					1,024,360

Kent Hospital Finance Auth,
Rev Met Hosp Proj Ser 2005A	6.000	07-01-35	BBB	1,000	1,024,360

Minnesota 0.79%					3,635,435

St. Cloud, City of,
Rev Ref St Cloud Hosp Oblig Group
Ser 2000A	5.875	05-01-30	Aaa	2,000	2,102,480

St. Paul Housing &
Redevelopment Auth,
Rev Healtheast Hosp Proj	6.000	11-15-35	BB+	1,500	1,532,955

Missouri 0.24%					1,080,439

Fenton, City of,
Rev Ref Tax Increment Imp
Gravois Bluffs (G)	7.000	10-01-21	AAA	955	1,080,439

Nebraska 0.30%					1,359,624

Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B	6.200	02-01-17	Aa2	1,200	1,359,624

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Nevada 0.01%					$25,060

Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A	6.750%	07-01-09	AA+	$25	25,060

New Hampshire 0.29%					1,332,488

New Hampshire Health & Education
Facilities Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,332,488

New Jersey 3.60%					16,461,432

New Jersey Economic
Development Auth,
Rev Cigarette Tax	5.500	06-15-24	BBB	3,000	3,048,900
Rev Ref Newark Airport Marriot Hotel	7.000	10-01-14	Ba1	2,000	2,050,320

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry
Hill Proj (G)	8.000	07-01-27	B–	1,120	1,130,382

New Jersey Tobacco Settlement
Financing Corp,
Rev Preref Asset Backed Bond	6.750	06-01-39	AAA	5,000	5,741,150
Rev Preref Asset Backed Bond	6.250	06-01-43	AAA	4,000	4,490,680

New Mexico 0.45%					2,041,740

Farmington, City of,
Rev Ref Poll Control Tucson Elec
Pwr Co Ser 1997A	6.950	10-01-20	B+	2,000	2,041,740

New York 8.49%					38,847,009

Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001B	5.875	11-01-11	A3	610	634,681

New York City Industrial
Development Agency,
Rev American Airlines JFK Intl Arpt	7.625	08-01-25	B	2,500	2,836,475
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	2,000	2,089,940
Rev Ref Terminal One Group Assn Proj	5.500	01-01-24	BBB+	1,500	1,569,210

New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	365	390,926
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	375	399,371

New York City Transitional Finance Auth,
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then 14.000%) (O)	Zero	11-01-29	AAA	5,000	4,237,200

New York Liberty Development Corp,
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB–	1,000	1,012,520

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New York (continued)

New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd
Generation Ser 1993A	5.750%	07-01-09	AA–	$1,000	$1,023,720
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	4,000	4,098,320
Rev Preref Ser 1990B	7.500	05-15-11	AA–	160	172,070
Rev Ref State Univ Edl Facil Ser 1993A	5.500	05-15-19	AA–	1,000	1,093,540
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA–	190	206,978

New York State Environmental
Facilities Corp,
Rev Ref Poll Control (P)	8.012	06-15-11	AAA	2,000	2,487,920

New York State Housing
Finance Agency,
Rev Ref State Univ Constr Ser 1986A	8.000	05-01-11	AAA	1,780	1,916,437

Port Auth of New York &
New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	8,700	8,764,032

Triborough Bridge & Tunnel Auth,
Rev Ser 2006A	5.000	11-15-22	AA–	3,545	3,693,429

Westchester Tobacco Asset
Securitization Corp,
Rev Asset Backed Bond
(Zero to 07-15-09, then
6.950%) (O)	Zero	07-15-09	AAA	2,000	2,220,240

Ohio 2.61%					11,946,862

Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A	5.750	01-01-25	AA–	2,500	2,644,150

Milford Exempt Village School District,
Gen Oblig Unltd	5.500	12-01-30	Aaa	3,325	3,739,062

Ohio State Turnpike Commission
Rev Ref Bond Ser 1998A	5.500	02-15-20	AAA	5,000	5,563,650

Oklahoma 0.49%					2,220,420

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	2,000	2,220,420

Oregon 0.82%					3,743,375

Clackamas County School District
No. 12,
Gen Oblig Unltd Ser 2007B	Zero	06-15-28	AAA	3,130	2,667,949

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB–	1,100	1,075,426

Pennsylvania 4.56%					20,874,094

Allegheny County Hospital
Development Auth,
Rev Ref Health Sys West PA
Ser 2007A	5.375	11-15-40	BB	3,500	3,261,230

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Pennsylvania (continued)

Allegheny County Industrial
Development Auth,
Rev Ref Environmental Impt	5.500%	11-01-16	BB+	$2,500	$2,569,175

Allegheny County
Redevelopment Auth,
Rev Tax Alloc Pittsburgh
Mills Proj (G)	5.600	07-01-23	BB+	1,000	1,004,060

Carbon County Industrial
Development Auth,
Rev Reg Resource Recovery Panther
Creek Partners Proj	6.700	05-01-12	BBB–	4,960	5,298,074

Pennsylvania State Turnpike Commission,
Rev Ref Bond Ser 2005A	5.250	07-15-30	AAA	5,000	5,486,550

Philadelphia Industrial
Development Auth,
Rev Commercial Dev Marriot Hotel (G)	7.750	12-01-17	B+	3,250	3,255,005

Puerto Rico 13.18%					60,308,205

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (M)(P)	7.970	07-01-11	AAA	6,500	7,524,920
Rev Ref Pars & Inflos (Gtd)	6.000	07-01-11	AAA	200	215,768

Puerto Rico, Commonwealth of,
Pub Impt Ser A (I)	5.000	07-01-18	Aaa	12,655	13,296,355
Rev Inverse Floater (M)(P)	7.720	07-01-11	AAA	14,000	16,269,960

Puerto Rico Electric Power Auth,
Rev Ref Bond Ser 2007V	5.250	07-01-26	AAA	5,000	5,452,550

Puerto Rico Highway &
Transportation Auth,
Rev Ref Ser 2007N	5.500	07-01-26	BBB+	2,500	2,705,450
Rev Ser PA 114 (K)(P)	7.018	07-01-11	AAA	13,130	14,843,202

Rhode Island 0.23%					1,061,650

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BBB–	1,000	1,061,650

South Dakota 2.25%					10,287,800

South Dakota Educational
Enhancement Funding Corp,
Rev Tobacco Settlement Asset
Backed Bond Ser 2002B	6.500	06-01-32	BBB	10,000	10,287,800

Tennessee 1.11%					5,090,300

Tennessee Energy Acquisition Corp,
Rev Gas Ser 2006A	5.250	09-01-24	AA–	5,000	5,090,300

Texas 3.49%					15,966,937

Austin, City of,
Rev Ref Combined Util Sys Ser 1998	6.750	11-15-10	AAA	3,125	3,400,031

Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement
Residence Proj	6.300	07-01-32	BBB	1,000	1,118,650

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Texas (continued)

Brazos Harbor Industrial
Development Corp,
Rev Ref Dow Chem Co Proj	5.000%	09-01-29	A–	$1,000	$922,270

Brazos River Auth,
Rev Ref Poll Control Texas
Utilities Co Ser 1999A	7.700	04-01-33	BB	1,500	1,640,880

Harris, County of,
General Obligation Ltd	Zero	08-15-19	AAA	3,000	1,741,740

Houston Independent School District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A	Zero	09-15-16	AAA	900	607,446

Mission Economic Development Corp,
Rev Ref Solid Waste Disp 2007A	5.200	04-01-18	B+	1,000	974,560

Port Corpus Christi Industrial
Development Corp,
Rev Citgo Petroleum Corp Proj	8.250	11-01-31	BBB–	2,000	2,044,100

Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj
Ser 2003B	6.150	08-01-22	BBB–	1,000	1,011,710

Tarrant County Cultural Education Facilities
Rev Ref Texas Health Resources
Ser 2007A	5.000	02-15-26	AA–	2,500	2,505,550

Utah 0.45%					2,047,068

Mountain Regional Water Special
Service District,
Rev Spec Assessment Spec Imp Dist
No. 2002-1 (G)	7.000	12-01-18	BBB+	895	903,368

Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	1,000	1,143,700

Virginia 0.57%					2,623,500

Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr
Ser 1998B	Zero	08-15-19	AAA	5,000	2,623,500

Washington 1.60%					7,339,761

Washington Public Power Supply System,
Rev Ref Nuclear Proj No. 1 Ser 1989B	7.125	07-01-16	AA–	1,500	1,824,615

Washington, State of,
Gen Oblig Unltd Ser 1990A	6.750	02-01-15	AA	1,000	1,134,040

Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	4,190	4,381,106

West Virginia 0.71%					3,271,320

West Virginia State Hospital
Finance Auth,
Rev Preref Charleston Area Med Ctr	6.750	09-01-22	A2	2,400	2,626,128
Rev Unref Bal Charleston Area Med Ctr	6.750	09-01-22	A2	600	645,192

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.02%			$79,000

(Cost $79,000)

Joint Repurchase Agreement 0.02%			79,000

Joint Repurchase Agreement with Barclays Plc dated
8-31-07 at 5.100% to be repurchased at
$79,045 on 9-4-07, collateralized by $78,731 of
U.S. Inflation Indexed Treasury Note, 2.000%
due 1-15-16 (valued at $80,580 including interest)	5.100%	$79	79,000

Total investments (Cost $434,073,479) 101.23%			$463,275,872

Other assets and liabilities, net (1.23%)			($5,636,135)

Total net assets 100.00%			$457,639,737

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch’s where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Security is part of an inverse floater trust.

(K) Direct placement securities are restricted to resale. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on this security is as follows:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	August 31, 2007

Puerto Rico Highway &
Transportation Auth,
Rev Ser PA 114, 7.018%, 7-1-11	04-02-96	$13,700,899	3.24%	$14,843,202

(M) Inverse floater bond purchased on secondary market.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,336,870 or 1.60% of the Fund’s net assets as of August 31, 2007.

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $434,073,479)	$463,275,872
Cash	994
Receivable for shares sold	133,507
Interest receivable	5,263,309
Other assets	135,205
Total assets	468,808,887

Liabilities

Payable for shares repurchased	422,104
Interest expense and fees payable on inverse floaters	75,263
Payable for floating rate notes issued	9,740,000
Inverse floater bond swap at value	329,858
Dividends payable	56,375
Payable to affiliates
Management fees	213,386
Distribution and service fees	10,766
Other	50,416
Other payables and accrued expenses	270,982
Total liabilities	11,169,150

Net assets

Capital paid-in	444,960,324
Accumulated net realized loss on investments	(17,780,839)
Net unrealized appreciation of investments	29,350,981
Accumulated net investment income	1,109,271
Net assets	$457,639,737

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($434,288,602 ÷ 43,644,768 shares)	$9.95
Class B ($15,958,763 ÷ 1,603,803 shares)[1]	$9.95
Class C ($7,392,372 ÷ 742,888 shares)[1]	$9.95

Maximum offering price per share

Class A2 ($9.95 ÷ 95.5%)	$10.42

1 Redemption price is equal to net asset value less any applicable deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$26,122,389
Total investment income	26,122,389

Expenses

Investment management fees (Note 2)	2,626,442
Distribution and service fees (Note 2)	1,386,880
Transfer agent fees (Note 2)	373,049
Accounting and legal services fees (Note 2)	57,843
Compliance fees	12,500
Interest expense and fees on inverse floaters	360,787
Custodian fees	99,381
Blue sky fees	51,528
Professional fees	50,305
Printing fees	34,711
Trustees’ fees	20,804
Miscellaneous	37,283
Total expenses	5,111,513
Less expense reductions (Note 2)	(1,512)
Net expenses	5,110,001
Net investment income	21,012,388

Realized and unrealized loss

Net realized loss on investments	(660,264)
Change in net unrealized appreciation (depreciation) of investments	(13,017,511)
Net realized and unrealized loss	(13,677,775)
Increase in net assets from operations	$7,334,613

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-06	8-31-07
Increase (decrease) in net assets

From operations
Net investment income	$22,480,152	$21,012,388
Net realized gain (loss)	1,678,301	(660,264)
Change in net unrealized appreciation (depreciation)	(10,709,007)	(13,017,511)
Increase in net assets resulting from operations	13,449,446	7,334,613
Distributions to shareholders
From net investment income
Class A	(20,941,678)	(19,973,612)
Class B	(996,292)	(689,098)
Class C	(257,696)	(255,262)
	(22,196,666)	(20,917,972)
From Fund share transactions	(30,486,459)	(15,389,465)
Total decrease	(39,232,679)	(28,972,824)

Net assets

Beginning of year	525,845,240	486,612,561
End of year[1]	$486,612,561	$457,639,737

1 Includes accumulated net investment income of $1,109,270 and $1,109,271, respectively.

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Per share operating performance

Net asset value, beginning of period	$10.40	$9.96	$10.22	$10.41	$10.24
Net investment income[2]	0.53	0.49	0.48	0.47	0.45
Net realized and unrealized
gain (loss) on investments	(0.45)	0.26	0.19	(0.18)	(0.29)
Total from investment operations	0.08	0.75	0.67	0.29	0.16
Less distributions
From net investment income	(0.52)	(0.49)	(0.48)	(0.46)	(0.45)
	(0.52)	(0.49)	(0.48)	(0.46)	(0.45)
Net asset value, end of period	$9.96	$10.22	$10.41	$10.24	$9.95
Total return[3] (%)	0.70[4]	7.70[4]	6.72	2.87[4]	1.55[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$507	$492	$487	$459	$434
Ratio of net expenses (excluding
interest expense on inverse
floaters) to average net assets (%)	0.97	0.96	0.99	0.96	0.95
Ratio of net expenses (including
interest expense on inverse
floaters) to average net assets (%)	—	—	—	—	1.03
Ratio of gross expenses to average
net assets (%)	0.98[5]	0.97[5]	0.99	0.96	1.03[5,6]
Ratio of net investment income
to average net assets (%)	5.11	4.87	4.71	4.54	4.45
Portfolio turnover (%)	23	49	32	54	40

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Per share operating performance

Net asset value, beginning of period	$10.40	$9.96	$10.22	$10.41	$10.24
Net investment income[2]	0.45	0.42	0.41	0.39	0.38
Net realized and unrealized
gain (loss) on investments	(0.45)	0.26	0.18	(0.18)	(0.30)
Total from investment operations	0.00	0.68	0.59	0.21	0.08
Less distributions
From net investment income	(0.44)	(0.42)	(0.40)	(0.38)	(0.37)
	(0.44)	(0.42)	(0.40)	(0.38)	(0.37)
Net asset value, end of period	$9.96	$10.22	$10.41	$10.24	$9.95
Total return[3] (%)	(0.05)[4]	6.89[4]	5.93	2.10[4]	0.80[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$49	$39	$32	$21	$16
Ratio of net expenses (excluding
interest expense on inverse
floaters) to average net assets (%)	1.72	1.72	1.74	1.71	1.70
Ratio of net expenses (including
interest expense on inverse
floaters) to average net assets (%)	—	—	—	—	1.78
Ratio of gross expenses to average
net assets (%)	1.73[5]	1.73[5]	1.74	1.71	1.78[5,6]
Ratio of net investment income
to average net assets (%)	4.36	4.11	3.96	3.79	3.69
Portfolio turnover (%)	23	49	32	54	40

See notes to financial statements

Tax-Free Bond Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Per share operating performance

Net asset value, beginning of period	$10.40	$9.96	$10.22	$10.41	$10.24
Net investment income[2]	0.45	0.42	0.41	0.39	0.37
Net realized and unrealized
gain (loss) on investments	(0.45)	0.26	0.18	(0.18)	(0.29)
Total from investment operations	0.00	0.68	0.59	0.21	0.08
Less distributions
From net investment income	(0.44)	(0.42)	(0.40)	(0.38)	(0.37)
	(0.44)	(0.42)	(0.40)	(0.38)	(0.37)
Net asset value, end of period	$9.96	$10.22	$10.41	$10.24	$9.95
Total return[3] (%)	(0.05)[4]	6.89[4]	5.93	2.10[4]	0.80[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$8	$8	$7	$7	$7
Ratio of net expenses (excluding
interest expense on inverse
floaters) to average net assets (%)	1.72	1.71	1.74	1.71	1.70
Ratio of net expenses (including
interest expense on inverse
floaters) to average net assets (%)	—	—	—	—	1.78
Ratio of gross expenses to average
net assets (%)	1.73[5]	1.72[5]	1.74	1.71	1.78[5,6]
Ratio of net investment income
to average net assets (%)	4.35	4.11	3.96	3.79	3.70
Portfolio turnover (%)	23	49	32	54	40

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Includes interest expense on inverse floaters.

See notes to financial statements

Tax-Free Bond Fund

Notes to financial statements

Note 1
Accounting policies

John Hancock Tax-Free Bond Fund (the Fund) is a diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Security valuation

The net asset value of the shares of Class A, Class B and Class C is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/ or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.  The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Tax-Free Bond Fund

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with the Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2007.

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the trust) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes.

The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to a trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after trade date.

The weighted average outstanding daily balance of the floating rate notes issued during the year ended August 31, 2007 was approximately

Tax-Free Bond Fund

$9,740,000 with a weighted average interest rate of 3.65% .

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $14,525,936 of a capital loss carry-forward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2011 — $7,431,104, August 31, 2012 — $6,837,618 and August 31, 2015 — $257,214. Net capital losses of $248,418 that are attributable to security transactions incurred after October 31, 2006, are treated as arising on September 30, 2007, the first day of the Fund’s next taxable year.

New accounting pronouncements

In July 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and/or writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $9,602 and exempt income $22,186,064. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $14,449 and exempt income $20,903,523. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2007, the components of distributable earnings on a tax basis included $1,371,426 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of

Tax-Free Bond Fund

America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund’s average daily net assets in excess of $1,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (Sovereign), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $1,512.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described above for the year ended August 31, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$1,129,490
Class B	187,867
Class C	69,523
Total	$1,386,880

Class A shares are assessed up-front sales charges. During the year ended August 31, 2007, JH Funds received net up-front sales charges of $313,400 with regard to sales of Class A shares. Of this amount, $40,008 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $202,900 was paid as sales commissions to unrelated broker-dealers and $70,492 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2007, CDSCs received by JH Funds

Tax-Free Bond Fund

amounted to $19,963 for Class B shares and $1,737 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $16 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $57,843 with an effective rate of 0.01% of the Fund’s average daily net asset value. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Tax-Free Bond Fund

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended August 31, 2006, and August 31, 2007, along with the corresponding dollar value.

	Year ended 8-31-06		Year ended 8-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,861,129	$18,966,133	2,034,449	$20,755,106
Distributions reinvested	1,508,631	15,340,181	1,429,483	14,585,320
Repurchased	(5,383,092)	(54,695,701)	(4,598,208)	(46,872,840)
Net decrease	(2,013,332)	($20,389,387)	(1,134,276)	($11,532,414)

Class B shares

Sold	141,572	$1,439,691	91,785	$938,458
Distributions reinvested	60,914	619,608	42,045	429,254
Repurchased	(1,188,247)	(12,065,904)	(585,219)	(5,971,686)
Net decrease	(985,761)	($10,006,605)	(451,389)	($4,603,974)

Class C shares

Sold	117,502	$1,193,676	200,261	$2,026,548
Distributions reinvested	15,167	154,219	15,230	155,331
Repurchased	(141,820)	(1,438,362)	(140,322)	(1,434,956)
Net increase (decrease)	(9,151)	($90,467)	75,169	$746,923

Net decrease	(3,008,244)	($30,486,459)	(1,510,496)	($15,389,465)

Note 5
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2007, aggregated $192,342,801 and $209,626,873, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes, was $432,548,513. Gross unrealized appreciation and depreciation of investments aggregated $35,638,385 and $4,911,026, respectively, resulting in net unrealized appreciation of $30,727,359. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the amortization of premiums and accretion of discounts on debt securities.

Note 6
Reclassification of accounts

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period. During the year ended August 31, 2007, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $154,667, a decrease in accumulated net investment income of $94,415 and a decrease in capital paid-in of $60,252. These reclassifications are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, for amortization of premiums and accretion of discounts on debt securities. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

Tax-Free Bond Fund

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Tax-Free Bond Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Tax-Free Bond Fund (the Fund) at August 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2005 were audited by other auditors whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 19, 2007

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2007.

None of the 2006 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.93% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 9.97% . None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Tax-Free
Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Tax-Free Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and

Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the 5- and 10-year periods under review, the Fund’s performance was lower than the performance of the Peer Group and Category medians and the performance of the benchmark index. The Board viewed favorably that the Fund’s performance during the 1- and 3-year periods under review was higher than the performance of the Peer Group and Category medians, and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was not appreciably higher than the Peer Group and Category medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Ratio was lower than the Peer Group and higher than the Category median. The Board noted that the Fund’s Net Ratio was higher than the Peer Group and Category medians. The Board also noted the differences in the funds included in the Peer Group and Category, including differences in the employment of fee waivers.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	1998	58

Independent Chairman (since 2005);
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director, The New England Council and
Massachusetts Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock Exchange;
Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College;
Director, Boston Municipal Research Bureau; Member of the Advisory Board, Carroll Graduate School
of Management at Boston College.

James F. Carlin, Born: 1940	1994	58

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1987	58

Former Chancellor, University of Texas System, and former President, University of Texas at Austin;
Chairman and Chief Executive Officer, IBT Technologies (until 2001); Director of the following: Hire.
com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (elec-
tronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (since 2000)
and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge,
Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003); Advisory Director,
JPMorgan Chase Bank (formerly Texas Commerce Bank–Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	1994	58

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association (until 2007).

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

John A. Moore,[2] Born: 1939	2005	58

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse (con-
sulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	58

Executive Director, Council for International Exchange of Scholars and Vice President, Institute of In-
ternational Education (since 1998); Senior Fellow, Cornell Institute of Public Affairs, Cornell University
(until 1998); Former President, Wells College and St. Lawrence University; Director, Niagara Mohawk
Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	58

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2001); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	263

President, John Hancock Insurance Group; Executive Vice President, John Hancock Life Insurance
Company (since June 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John
Hancock Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company
Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer,
MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds and John Hancock Funds III (since 2006); Secretary, John
Hancock Funds II and Assistant Secretary, John Hancock Trust (since June 2007); Vice President and
Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and
Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel, MassMutual Select
Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (June 2007–Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (reg-
istered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005);
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John
Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (June 2007–
Present); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (June 2007–Present); Director, Executive Vice President and Chief Financial
Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005);
Vice President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock
Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II,
John Hancock Funds III and John Hancock Trust (2005–June 2007); Vice President and General Manager,
Fixed Annuities, U.S. Wealth Management (until 2005); Vice President, Operations, Manulife Wood
Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Why John Hancock Funds?

For more than three decades, John Hancock Funds has been helping individual, corporate and institutional clients reach their most important financial goals. With so many fund companies to choose from, why should you invest with us?

► A name you know and trust

When you invest with John Hancock Funds, you are investing with one of the most recognized and respected names in the financial services industry. Our parent company has been helping individuals and institutions increase and protect wealth since 1862.

► Solutions across the investing spectrum

We offer equity, income, international, sector and asset allocation investment solutions managed by leading institutional money managers. Each of our funds utilizes a disciplined, team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals.

► Committed to you

Our shareholders come first. We work hard to provide you with the products you need to build a solid financial foundation. We’re proud to offer you award-winning services and tools, like the www.jhfunds.com Web site, to help you every step of the way.

For immediate insight and answers,
turn to www.jhfunds.com

Discover the new and improved www.jhfunds.com.

■ View accounts, statements and fund information.

■ Access college and retirement planning calculators and investment education.

■ Gain investment ideas, expand your knowledge and become a more informed investor.

This is just the beginning of how much you can do.
Now is the ideal time to experience our Web site that received the following recognition in 2006:

“Best Innovation: Redesigned Web Site” by the Mutual Fund Education Alliance.

“Outstanding Web Site” by the Web Marketing Association.

“Creative excellence on the Web, Silver Award winner” by W3.

Discover convenience and comprehensive resources at one

easy-to-access location. Your financial professional can steer you to the tools that will help you the most and enable you to transform your knowledge into action.

See how far www.jhfunds.com can take you!

At the heart of John Hancock Funds is
AWARD-WINNING SERVICE

How our exceptional customer service can benefit you:

We’re committed to providing you with answers, solving problems and saving you time.

We’re ready to go one step further by offering a range of resources so you can build your knowledge and expand your skills.

We’re determined to regularly exceed your expectations.

Experience award-winning, world-class service.

Consider the recognition that we received in 2006.

■ John Hancock Signature Services, Inc. (JHSS) is the transfer and shareholder services agent for John Hancock Funds. JHSS was awarded “Best-In-Class” honors and “5-Star” performer status for telephone customer service for all of 2006 from the National Quality Review.

■ Winner of Source Media’s Fund Operations Awards in the category of Efficiencies/Streamlining.

■ One of four finalists for Best Customer Service Organization, Financial Services at The American Business Awards, “The Stevies.” ™

Let us demonstrate the
difference that world-class
service can make.

Call our customer service representatives at 1-800-225-5291 Monday to Friday 8:00 a.m. – 7:00 p.m., ET

It will be our pleasure and privilege to help you.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	One John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

J O H N  H A N C O C K  F A M I L Y  O F F U N D S

EQUITY
Balanced Fund
Classic Value Fund
Classic Value Fund II
Classic Value Mega Cap Fund
Core Equity Fund
Growth Fund
Growth Opportunities Fund
Growth Trends Fund
Intrinsic Value Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund

ASSET ALLOCATION
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2045 Portfolio
Lifecycle Retirement Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

INTERNATIONAL/GLOBAL
Global Opportunities Fund
Global Shareholder Yield Fund
Greater China Opportunities Fund
International Allocation Portfolio
International Classic Value Fund
International Core Fund
International Growth Fund

INCOME
Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

TAX-FREE INCOME
California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

MONEY MARKET
Money Market Fund

CLOSED-END
Bank and Thrift Opportunity Fund
Financial Trends Fund, Inc.
Income Securities Trust
Investors Trust
Patriot Premium Dividend Fund II
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund
Tax-Advantaged Global Shareholder Yield Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

5200A 8/07
         10/07

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Municipal Bond Fund

Annual Report
8.31.07

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 16

Notes to financial
statements
page 22

Trustees and officers
page 33

For more information
page 40

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the 12-month period ended August 31, 2007; however, stocks still posted a strong gain of 15.13%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital, by normally investing at least 80% of its assets in municipal bonds of any maturity with credit ratings from A to BB/Ba and their unrated equivalents.

Over the last twelve months

► Municipal bonds gained modestly amid subprime mortgage lending woes, but high yield municipals underperformed investment-grade securities.

► The Fund outpaced its peer group average but trailed its benchmark index.

► Higher-quality and shorter-term bonds posted the best results, while property-related bonds lagged.

John Hancock High Yield Municipal Bond Fund

Fund performance for the year ended August 31, 2007.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
Atlanta, City of, 11-1-19, 5.006%	6.0%

Foothill/Eastern Transportation Corridor Agency, 1-1-18, Zero	5.6%

Puerto Rico, Commonwealth of, 7-1-18, 5.750%	4.3%

Massachusetts Health & Educational Facilities Auth, 12-15-31, 9.200%	3.5%

San Bernardino, County of, 8-1-17, 5.500%	3.0%

New Jersey Tobacco Settlement Financing Corp, 6-1-41, 5.000%	2.9%

Pocahontas Parkway Association, 8-15-19, Zero	2.9%

Gulf Coast Industrial Development Auth, 4-1-28, 8.000%	2.6%

Capital Projects Finance Auth, 8-15-31, 7.850%	2.5%

E-470 Public Highway Auth, 9-1-35, Zero	2.4%

As a percentage of net assets on August 31, 2007.

1

Managers’ report

John Hancock

High Yield Municipal Bond Fund

In an increasingly unsettled investment environment, municipal bonds managed to post modestly positive results for the year ended August 31, 2007. The Lehman Brothers Municipal Bond Index advanced 2.30% for the one-year period. By comparison, the Lehman Brothers U.S. Aggregate Index — a broad measure of the taxable bond market — returned 5.26% .

The municipal bond market was relatively calm during the first eight months of the period. Slowing but still moderate U.S. economic growth, a stable interest rate policy from the Federal Reserve and balanced supply and demand in the municipal market contributed to a quiet environment for municipal bonds from September 2006 through April 2007, when interest income provided nearly all of the performance.

However, volatility increased markedly over the last four months as fallout from the declining housing and subprime mortgage sectors spread to other segments of the economy and financial markets. The ensuing flight to quality, resulting from investors fleeing riskier investments, led to a sell-off in the municipal bond market. The high yield portion of the municipal market suffered the largest declines and underperformed investment-grade municipal bonds for the one-year period.

Municipal bond issuance, which increased over the past several years as interest rates remained relatively low, was strong for most of the period, dropping off only in the last two months as yields rose. Healthy

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
New Jersey tobacco	▲	The state pre-refunded these bonds, boosting their credit quality and
bonds		their prices
Shorter-term bonds	▲	Held up better in the market sell-off late in the one-year period
Land development		Under pressure from the deterioration in the housing and
bonds	▼	mortgage markets

2

Portfolio Managers, MFC Global Investment Management (U.S.) LLC
Dianne M. Sales, CFA, and Frank A. Lucibella, CFA

demand from hedge funds and other non-traditional municipal buyers absorbed the bulk of the new supply, but many of these non-traditional investors shifted away from the municipal market in recent months, contributing to the sell-off.

“In an increasingly unsettled
investment environment,
municipal bonds managed to post
modestly positive results for the
year ended August 31, 2007.”

Credit environment

Despite concerns about an impending credit crunch stemming from the subprime mortgage woes and liquidity fears, municipal credit quality was largely unchanged over the past 12 months. Although sales tax revenues came in slightly lower than expected, reflecting modestly softer consumer spending, income tax revenues for many state and local governments remained on target. Most states have reasonable budgets in place for the 2008 fiscal year, and states and municipalities have built up deep reserve funds in recent years to help weather potential declines in tax revenues.

Fund performance

For the year ended August 31, 2007, John Hancock High Yield Municipal Bond Fund’s Class A, Class B and Class C shares posted total returns of 0.60%, –0.15% and –0.15%, respectively, at net asset value. By comparison, the average return of Morningstar, Inc.’s high yield muni fund category was 0.00% 1 while the Lehman Brothers Municipal Bond Index returned 2.30% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

High Yield Municipal Bond Fund

3

Quality outperformed

Returns in the municipal market were driven more by maturity and quality than by sector. The best-performing securities in the portfolio during the period were those with more defensive characteristics, including higher credit quality, shorter maturities and higher interest rates (or coupons). Although the portfolio focuses primarily on lower-rated bonds, it has some exposure to higher-quality securities, and these bonds held up best during the recent sell-off. Shorter-term bonds and high-coupon bonds both tend to have less interest rate sensitivity, and consequently they experienced less price declines as yields rose late in the period.

On a sector basis, tobacco bonds issued by the state of New Jersey were among the better performers in the portfolio. The bonds are backed by a legal settlement between the major tobacco companies and 46 states, including New Jersey. The state “pre-refunded” its tobacco bonds, meaning that it refinanced them by issuing new bonds and putting the proceeds in U.S. Treasury securities until the existing bonds mature. The bonds continue to provide relatively high yields, and they now have higher credit ratings as well thanks to the pre-refunding.

On the downside, the portfolio’s holdings of land development bonds lagged during the period as problems in the housing and mortgage markets weighed on the prices of these securities.

SECTOR DISTRIBUTION[2]
General obligation
bonds	8%
Revenue bonds
Health	15%
Special tax	11%
Transportation	9%
Pollution	5%
Industrial development	4%
Housing	2%
Tobacco	2%
Water & sewer	1%
Economic development	1%
Other	42%

Avoiding the subprime fallout

Although we owned a number of housing and land-related bonds, the Fund had no securities directly impacted by the subprime mortgage meltdown. We have been very selective in this segment of the market. Over the past year, we reduced our exposure to land development bonds by selling securities that finance projects in the early stages of development. These bonds are more vulnerable to the vagaries of the real estate market, so they tend to experience greater price volatility. In contrast, we held onto our more seasoned land development bonds, emphasizing properties that are already fully or substantially developed, as these securities are typically more stable.

High Yield Municipal Bond Fund

4

Temporary closure

The Fund was closed to new sales for several months during the reporting period in connection with a requirement to review the Fund’s financial statements to ensure appropriate presentation of, and accounting for, investments in securities known as “inverse floaters.” Results of the review showed the impact on the Fund’s financial statements was immaterial and did not require a restatement.

“On a sector basis, tobacco bonds
issued by the state of New
Jersey were among the better
performers in the portfolio.”

Outlook

The recent events in the mortgage and housing markets are likely to have a dampening effect on the U.S. economy, but the extent of this impact is unclear. To date, the domestic economy has held up reasonably well, and economic growth on a global scale continues to strengthen. Nonetheless, the Fed, which cut its discount rate in mid-August, is widely expected to lower its federal funds rate in September.

Given the uncertain economic and credit environment, we expect the municipal bond market to remain volatile in the coming months. The yield spread between high yield and investment-grade municipal bonds widened over the past several months but still remains narrow by historical standards, so we could see further widening going forward. This situation may present opportunities for us to find more attractive values and capture higher yields, enhancing the level of tax-free income the portfolio produces.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2007.

High Yield Municipal Bond Fund

5

A look at performance

For the periods ended August 31, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	8-31-07

A	12-31-93	–3.94%	4.16%	4.04%	—	–7.07%	–3.94%	22.59%	48.58%	—	4.21%

B	8-25-86	–4.95	4.01	3.91	—	–7.84	–4.95	21.75	46.71	—	3.66

C	4-1-99	–1.11	4.34	—	3.33%	–4.04	–1.11	23.69	—	31.75%	3.66

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The gross expenses are as follows: Class A — 1.09%, Class B — 1.84%, Class C — 1.84% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

High Yield Municipal Bond Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in High Yield Municipal Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	8-31-97	$14,671	$14,671	$16,736

C2	4-1-99	13,175	13,175	14,990

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of August 31, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

High Yield Municipal Bond Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07[1]

Class A	$1,000.00	$1,034.10	$7.12

Class B	1,000.00	1,030.30	10.86

Class C	1,000.00	1,030.30	10.76

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

High Yield Municipal Bond Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07 [1]

Class A	$1,000.00	$1,018.20	$7.06

Class B	1,000.00	1,014.50	10.78

Class C	1,000.00	1,014.60	10.68

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.39%, 2.11% and 2.10% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

High Yield Municipal Bond Fund

9

F I N A N C I A L  S T A T E M E N T S F

Fund’s investments

Securities owned by the Fund on 8-31-07

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 104.99%					$95,040,674
(Cost $91,506,902)

California 15.52%					14,053,514

California Pollution Control
Financing Auth,
Rev Chemical Waste Mgmt Inc Proj
Ser 2005C	5.125%	11-01-23	BBB	$1,000	946,780

California, State of,
Rev Economic Recovery
Ser 2004C-5 (P)	3.790	07-01-23	AA+	250	250,000

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB–	4,000	746,440
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-18	AAA	7,950	5,065,342

Golden State Tobacco Securitization Corp,
Rev Asset Backed Sr Bond
Ser 2007A-1	5.125	06-01-47	BBB	1,050	928,547
Rev Asset Backed Sr Bond
Ser 2007A-1	5.000	06-01-33	BBB	1,500	1,357,110

Millbrae, City of,
Rev Magnolia of Millbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	1,000	1,030,910

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr
Fin Proj	5.500	08-01-17	AAA	2,500	2,703,225

San Diego County Water Auth,
Rev Ref Cert of Part Inverse
Floater (M)(P)	7.424	04-23-08	AAA	1,000	1,025,160

Colorado 3.43%					3,106,421

Colorado Health Facilities Auth,
Rev Ref Christian Living Cmnty
Proj Ser 2006A (G)	5.750	01-01-26	BB+	1,000	973,420

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	Baa2	15,700	2,133,001

Delaware 1.18%					1,071,710

Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares
Ser A-4-2 (S)	6.000	04-30-19	A3	1,000	1,071,710

See notes to financial statements

High Yield Municipal Bond Fund

10

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Florida 19.91%					$18,021,161

Ave Maria Stewardship Community
Development District,
Rev Cap Improvement Ser 2006A	5.125%	05-01-38	BB+	$1,000	859,260

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,055	1,118,522
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,542,942

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	2,000	2,263,420
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	1,280	1,350,490

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	1,000	1,186,100

Crossings at Fleming Island
Community Development District,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB–	1,000	1,041,930

Grand Haven Community
Development District,
Rev Spec Assessment Ser 1997B (G)	6.900	05-01-19	BBB–	795	795,819

Miami Beach Health
Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr
Ser 2001A	6.125	11-15-11	BB+	915	960,951

Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)	6.000	05-01-24	BB	2,000	1,979,060

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp (G)	6.000	05-01-20	BB+	750	775,028

Poinciana Community Development
District,
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	500	516,155

South Kendall Community
Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05-01-35	BBB–	975	970,954

Split Pine Community
Development District,
Rev Spec Assessment Ser A (G)	5.250	05-01-39	BB	2,000	1,718,080

Winter Garden Village Cmty
Development District,
Rev Spec Assessment (G)	5.650	05-01-37	BB+	1,000	942,450

Georgia 13.06%					11,821,515

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,500	1,418,115
Rev Wtr & Waste Wtr (I)	5.000	11-01-19	AAA	10,000	10,403,400

See notes to financial statements

High Yield Municipal Bond Fund

11

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Illinois 2.34%					$2,117,920

Chicago, City of,
Gen Oblig Tax Alloc Jr Pilsen
Redev Ser 2004B (G)	6.750%	06-01-22	BBB+	$2,000	2,117,920

Indiana 0.77%					701,146

St. Joseph, County of,
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-26	BB+	230	232,302
Rev Econ Dev Holy Cross Village
Notre Dame Proj Ser 2006A (G)	6.000	05-15-38	BB+	475	468,844

Iowa 1.35%					1,220,818

Iowa Finance Auth,
Rev Ref Hlth Care Facil Care
Initiatives Proj	9.250	07-01-25	AAA	195	234,308
Rev Ref Hlth Facil Care
Initiatives Proj Ser 2006 A	5.500	07-01-25	BBB–	1,000	986,510

Maryland 2.01%					1,816,520

Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls Proj (G)	5.250	07-01-35	BB+	1,000	910,320
Spec Oblig National Harbor Proj (G)	5.200	07-01-34	BBB	1,000	906,200

Massachusetts 8.23%					7,450,829

Massachusetts Development
Finance Agency,
Rev Boston Univ Ser 2002R-4 (P)	3.900	10-01-42	AAA	100	100,000
Rev Linden Ponds Inc Fac
Ser 2007A (G)	5.750	11-15-42	BB+	1,500	1,438,800
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998B	5.500	12-01-19	BBB	1,700	1,727,149

Massachusetts Health &
Educational Facilities Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	BB	2,500	3,133,700
Rev Jordan Hosp Ser 2003E (G)	6.750	10-01-33	BB+	1,000	1,051,180

Minnesota 1.11%					1,002,940

North Oaks Senior Housing,
Rev Presbyterian Homes (G)(N)	6.000	10-01-27	BB–	1,000	1,002,940

Missouri 1.07%					965,960

Branson Regional Airport,
Rev Bond Ser 2007B (G)	6.000	07-01-25	BB–	1,000	965,960

New Jersey 6.73%					6,090,050

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry
Hill Proj (G)	8.000	07-01-27	B–	1,250	1,261,588
Rev Ref St Peters Univ Hosp
Ser 2000A	6.875	07-01-30	BBB	1,000	1,041,900

New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond	6.250	06-01-43	AAA	1,000	1,122,670
Rev Bond Ser 20071A	5.000	06-01-41	BBB	3,080	2,663,892

See notes to financial statements

High Yield Municipal Bond Fund

12

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York 4.91%					$4,441,830

New York City Industrial
Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250%	03-01-15	BB+	$1,500	1,567,455
Rev Spec Facil Rev British
Airways Plc Proj	5.250	12-01-32	BB–	1,000	909,030

New York Liberty
Development Corp,
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB–	500	506,260

New York, City of,
Gen Oblig Unltd Subser
1993B-2 (P)	3.840	08-15-19	AAA	100	100,000
Gen Oblig Unltd Subser
1993B-2 (P)	3.840	08-15-20	AAA	800	800,000

Port Auth of New York &
New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	555	559,085

Oklahoma 1.23%					1,110,210

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)	7.750	06-01-35	B	1,000	1,110,210

Oregon 1.72%					1,560,834

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB–	1,105	1,080,314
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-16	BBB–	500	480,520

Pennsylvania 1.03%					931,780

Allegheny County Hospital
Development Auth,
Rev Ref Health Sys West PA
Ser 2007A	5.375	11-15-40	BB	1,000	931,780

Puerto Rico 3.94%					3,558,511

Puerto Rico, Commonwealth of,
Pub Impt Ser A (I)	5.000	07-01-18	Aaa	3,345	3,558,511

Rhode Island 0.52%					472,434

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BBB–	445	472,434

South Carolina 1.05%					954,480

Lancaster, County of,
Rev Assessment Edenmoor Imp Dist
Ser 2006A (G)	5.750	12-01-37	BB	1,000	954,480

Tennessee 1.25%					1,133,410

Johnson City Health & Educational
Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States
Hlth Ser 2000A	7.500	07-01-33	Baa1	1,000	1,133,410

See notes to financial statements

High Yield Municipal Bond Fund

13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Texas 6.12%					$5,544,492

Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement
Residence Proj	6.300%	07-01-32	BBB	$150	167,798

Brazos River Auth,
Rev Ref Poll Control Texas
Utilities Co Ser 1999A	7.700	04-01-33	BBB–	1,000	1,093,920

Brazos River Harbor Navigation District,
Rev Ref Dow Chemical Co Proj
Ser 2002A-3	5.125	05-15-33	A–	1,000	935,600

Gulf Coast Industrial
Development Auth,
Rev Solid Waste Disposal Citgo
Petroleum Proj	8.000	04-01-28	Baa3	2,100	2,325,204

Metro Health Facilities
Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	B1	1,000	1,021,970

Virginia 5.44%					4,925,000

Peninsula Ports Auth,
Rev Ref Baptist Homes Res Care
Facility Ser 2006C (G)	5.375	12-01-26	BB	1,000	932,350

Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr
Ser 1998B	Zero	08-15-19	AAA	5,000	2,623,500
Rev Toll Rd Cap Apprec Sr
Ser 1998B	Zero	08-15-30	AAA	5,000	1,369,150

Washington 1.07%					967,189

Washington Tobacco
Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	925	967,189

See notes to financial statements

High Yield Municipal Bond Fund

14

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.02%			$16,000
(Cost $16,000)
Joint Repurchase Agreement 0.02%			16,000

Joint Repurchase Agreement transaction with Barclays Plc
dated 8-31-07 at 5.100% to be repurchased at $16,009 on
9-4-07, collateralized by $15,945 of U.S. Treasury
Inflation Indexed Note, 2.000%, due 1-15-16 (Valued at
$16,320, including interest)	5.100%	$16	16,000

Total investments (Cost $91,522,902) 105.01%			$95,056,674

Other assets and liabilities, net (5.01%)			($4,533,949)

Total net assets 100.00%			$90,522,725

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(I) Security is part of an inverse floater trust.

(M) Inverse floater bond purchased on secondary market.

(N) This security having an aggregate value of $1,002,940 or 1.11% of the Fund’s net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $1,080,680 of Atlanta, City of, 5.006%, 11-1-19 has been segregated to cover the when-issued commitments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A security amounted to $1,071,710 or 1.18% of the Fund’s net assets as of August 31, 2007.

See notes to financial statements

High Yield Municipal Bond Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-07

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $91,522,902)	$95,056,674
Cash	938
Inverse floater bond swap at value	315,499
Receivable for shares sold	174,932
Interest receivable	1,295,948
Other assets	37,668
Total assets	96,881,659

Liabilities

Payable for settlements of investments purchased on a when-issued basis	994,200
Payable for shares repurchased	134,101
Interest expense and fees payable on inverse floaters	59,341
Payable for floating rate notes issued	5,000,000
Dividends payable	11,333
Payable to affiliates
Management fees	48,536
Distribution and service fees	3,069
Other	7,916
Other payables and accrued expenses	100,438
Total liabilities	6,358,934

Net assets

Capital paid-in	100,386,913
Accumulated net realized loss on investments	(13,357,978)
Net unrealized appreciation of investments	3,507,027
Distributions in excess of net investment income	(13,237)
Net assets	$90,522,725

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($70,513,787 ÷ 8,463,604 shares)	$8.33
Class B1 ($10,611,348 ÷ 1,273,685 shares)	$8.33
Class C1 ($9,397,590 ÷ 1,127,972 shares)	$8.33

Maximum offering price per share

Class A2 ($8.33 ÷ 95.5%)	$8.72

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

High Yield Municipal Bond Fund

16

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-07

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$5,972,667
Total investment income	5,972,667

Expenses

Investment management fees (Note 2)	598,004
Distribution and service fees (Note 2)	417,639
Transfer agent fees (Note 2)	58,804
Accounting and legal services fees (Note 2)	11,881
Compliance fees	2,504
Interest expense and fees on inverse floaters	198,399
Professional fees	71,065
Blue sky fees	50,315
Custodian fees	40,021
Printing fees	16,211
Trustees’ fees	4,346
Miscellaneous	8,435
Total expenses	1,477,624
Less expense reductions (Note 2)	(633)
Net expenses	1,476,991
Net investment income	4,495,676

Realized and unrealized loss

Net realized loss on investments	(500,700)
Change in net unrealized appreciation (depreciation) of investments	(3,372,287)
Net realized and unrealized loss	(3,872,987)
Increase in net assets from operations	$622,689

See notes to financial statements

High Yield Municipal Bond Fund

17

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-06	8-31-07

Increase (decrease) in net assets

From operations
Net investment income	$4,568,785	$4,495,676
Net realized loss	(98,761)	(500,700)
Change in net unrealized appreciation (depreciation)	613,621	(3,372,287)
Increase in net assets resulting from operations	5,083,645	622,689
Distributions to shareholders
From net investment income
Class A	(3,358,239)	(3,535,927)
Class B	(796,233)	(525,790)
Class C	(349,621)	(387,413)
	(4,504,093)	(4,449,130)
From Fund share transactions	(7,391,972)	(3,476,825)
Total decrease	(6,812,420)	(7,303,266)

Net assets

Beginning of year	104,638,411	97,825,991
End of year[1]	$97,825,991	$90,522,725

[1] Includes distributions in excess of net investment income of $13,236 and $13,237, respectively.

See notes to financial statements

High Yield Municipal Bond Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Per share operating performance

Net asset value,
beginning of period	$8.43	$8.14	$8.27	$8.62	$8.68
Net investment income[2]	0.51	0.47	0.43	0.42	0.41
Net realized and unrealized
gain (loss) on investments	(0.29)	0.12	0.35	0.05	(0.35)
Total from investment operations	0.22	0.59	0.78	0.47	0.06
Less distributions
From net investment income	(0.51)	(0.46)	(0.43)	(0.41)	(0.41)
Net asset value, end of period	$8.14	$8.27	$8.62	$8.68	$8.33
Total return[3] (%)	2.63[4]	7.41[4]	9.64	5.61[4]	0.60[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$71	$69	$72	$72	$71
Ratio of net expenses (excluding
interest expense on inverse
floaters) to average net assets (%)	1.09	1.09	1.14	1.09	1.13
Ratio of net expenses (including
interest expense on inverse
floaters) to average net assets (%)	—	—	—	—	1.33
Ratio of gross expenses to average
net assets (%)	1.11[5]	1.10[5]	1.14	1.09	1.33[5,6]
Ratio of net investment income
to average net assets (%)	6.16	5.67	5.09	4.71	4.77
Portfolio turnover (%)	35	57	65	52	63

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Per share operating performance

Net asset value,
beginning of period	$8.43	$8.14	$8.27	$8.62	$8.68
Net investment income[2]	0.45	0.41	0.37	0.36	0.35
Net realized and unrealized
gain (loss) on investments	(0.30)	0.12	0.35	0.04	(0.36)
Total from investment operations	0.15	0.53	0.72	0.40	(0.01)
Less distributions
From net investment income	(0.44)	(0.40)	(0.37)	(0.34)	(0.34)
Net asset value, end of period	$8.14	$8.27	$8.62	$8.68	$8.33
Total return[3] (%)	1.87[4]	6.62[4]	8.84	4.83[4]	(0.15)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$37	$31	$24	$16	$11
Ratio of net expenses (excluding
interest expense on inverse
floaters) to average net assets (%)	1.84	1.83	1.87	1.84	1.88
Ratio of net expenses (including
interest expense on inverse
floaters) to average net assets (%)	—	—	—	—	2.08
Ratio of gross expenses to average
net assets (%)	1.86[5]	1.84[5]	1.87	1.84	2.08[5,6]
Ratio of net investment income
to average net assets (%)	5.41	4.93	4.35	4.11	4.05
Portfolio turnover (%)	35	57	65	52	63

See notes to financial statements

High Yield Municipal Bond Fund

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Per share operating performance

Net asset value,
beginning of period	$8.43	$8.14	$8.27	$8.62	$8.68
Net investment income[2]	0.44	0.40	0.36	0.35	0.34
Net realized and unrealized
gain (loss) on investments	(0.29)	0.13	0.36	0.05	(0.35)
Total from investment operations	0.15	0.53	0.72	0.40	(0.01)
Less distributions
From net investment income	(0.44)	(0.40)	(0.37)	(0.34)	(0.34)
Net asset value, end of period	$8.14	$8.27	$8.62	$8.68	$8.33
Total return[3] (%)	1.87[4]	6.61[4]	8.82	4.83[4]	(0.15)[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$6	$8	$8	$9	$9
Ratio of net expenses (excluding
interest expense on inverse
floaters) to average net assets (%)	1.84	1.83	1.89	1.84	1.88
Ratio of net expenses (including
interest expense on inverse
floaters) to average net assets (%)	—	—	—	—	2.08
Ratio of gross expenses to average
net assets (%)	1.86[5]	1.84[5]	1.89	1.84	2.08[5,6]
Ratio of net investment income
to average net assets (%)	5.38	4.88	4.33	4.09	4.02
Portfolio turnover (%)	35	57	65	52	63

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Includes interest expense on inverse floaters.

See notes to financial statements

High Yield Municipal Bond Fund

21

Notes to financial statements

Note 1 Accounting policies

John Hancock High Yield Municipal Bond Fund (the Fund) is a non-diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/ or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

High Yield Municipal Bond Fund

22

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a “when-issued” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2007.

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the trust) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to a trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after trade date.

High Yield Municipal Bond Fund

23

The weighted average outstanding daily balance of the floating rate notes issued during the year ended August 31, 2007 was approximately $5,000,000 with a weighted average interest rate of 3.99% .

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $13,318,581 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2008 — $3,756,798, August 31, 2010 — $1,227,272, August 31, 2011 — $2,540,698, August 31, 2012 — $2,816,241, August 31, 2013 — $1,681,342, August 31, 2014 — $119,574 and August 31, 2015 — $1,176,656.

New accounting pronouncements

In July 2006, FASB Interpretation No. 48,  Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund’s net assets, results of operations and financial statement disclosures.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair  value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals and/or writing off interest, or dividends receivable, when the collection of income has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $13,202 and tax exempt income $4,490,892. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $16,035 and tax exempt income $4,433,095. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2007, the components of distributable earnings on a tax basis included $23,458 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

High Yield Municipal Bond Fund

24

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund’s average daily net asset value in excess of $150,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (Sovereign), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (JHLICO), a subsidiary of MFC. The Adviser remains the principal adviser of the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the year. Accordingly, the expense reductions related to custody fee offsets amounted to $633.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00%, of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the year ended August 31, 2007 were as follows:

Distribution and
Share class	service fees

Class A	$187,385
Class B	132,600
Class C	97,654
Total	$417,639

Class A shares are assessed up-front sales charges. During the year ended August 31, 2007, JH Funds received net up-front sales charges of $109,676 with regard to sales of Class A shares. Of this amount, $14,150 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $93,430 was paid as sales commissions to unrelated broker-dealers and $2,096 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used,

High Yield Municipal Bond Fund

25

in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2007, CDSCs received by JH Funds amounted to $37,936 for Class B shares and $2,242 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The Fund pays a monthly fee which is based on an annual rate of $16 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $11,881 with an effective rate of 0.01% of the Fund’s average daily net asset value. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaf-filiated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

High Yield Municipal Bond Fund

26

Note 4

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended August 31, 2006 and August 31, 2007, along with the corresponding dollar value.

	Year ended 8-31-06		Year ended 8-31-07
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,369,151	$11,710,101	1,580,206	$13,718,967
Distributions reinvested	196,912	1,684,099	199,960	1,732,127
Repurchased	(1,537,219)	(13,143,978)	(1,666,172)	(14,391,723)
Net increase	28,844	$250,222	113,994	$1,059,371

Class B shares

Sold	189,446	$1,620,500	124,185	$1,074,189
Distributions reinvested	38,256	327,168	26,263	227,789
Repurchased	(1,204,589)	(10,303,303)	(732,391)	(6,367,545)
Net decrease	(976,887)	($8,355,635)	(581,943)	($5,065,567)

Class C shares

Sold	237,970	$2,036,783	232,043	$2,019,466
Distributions reinvested	18,440	157,736	23,094	199,968
Repurchased	(172,840)	(1,481,078)	(195,597)	(1,690,063)
Net increase	83,570	$713,441	59,540	$529,371

Net decrease	(864,473)	($7,391,972)	(408,409)	($3,476,825)

Note 5

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2007, aggregated $61,300,312 and $64,075,878, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes, was $91,239,873. Gross unrealized appreciation and depreciation of investments aggregated $5,695,912 and $1,879,111, respectively, resulting in net unrealized appreciation of $3,816,801. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

Note 6

Reclassification of accounts

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period. During the year ended August 31, 2007, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $30,465, a decrease in accumulated net investment income of $46,547 and an increase in capital paid-in of $16,082. These reclassifications are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, for amortization of premium and accretion of discount on debt securities. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

High Yield Municipal Bond Fund

27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock High Yield Municipal Bond Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Yield Municipal Bond Fund (the Fund) at August 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2005 were audited by other auditors whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 19, 2007

28

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2007.

None of the 2007 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax, received income dividends that are 99.65% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 13.53% . None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2007 U.S. Treasury Department Form 1099-DIV in January 2008. This will reflect the total of all distributions that are taxable for calendar year 2007.

29

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock High Yield Municipal Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock High Yield Municipal Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

30

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the 10-year period under review, the Fund’s performance was lower than the performance of the Peer Group and Category medians, and its benchmark index. The Board noted that the Fund’s performance during the 5-year period under review was lower than the performance of the Category median, but higher than the performance of the Peer Group and benchmark index. The Board also noted that the Fund’s performance during the 3-year period was higher than the performance of the Peer Group and Category medians, and the benchmark index. The Board noted that the Fund’s more recent performance for the 1-year period ended December 31, 2006 was lower than the Category median but equal to the Peer Group median, and higher than its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was not appreciably higher than the Peer Group and Category medians.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Peer Group and Category medians. The Board also noted the differences in the funds included in the Peer Group and Category, including differences in the employment of fee waivers.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded

31

that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

32

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	1998	58

Independent Chairman (since 2005);
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director, The New England Council and
Massachusetts Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock Exchange;
Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College;
Director, Boston Municipal Research Bureau; Member of the Advisory Board, Carroll Graduate School
of Management at Boston College.

James F. Carlin, Born: 1940	1994	58

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1987	58

Former Chancellor, University of Texas System, and former President, University of Texas at Austin;
Chairman and Chief Executive Officer, IBT Technologies (until 2001); Director of the following: Hire.
com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (elec-
tronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (since 2000)
and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge,
Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003); Advisory Director,
JPMorgan Chase Bank (formerly Texas Commerce Bank–Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner, [2] Born: 1938	1994	58

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association (until 2007).

33

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

John A. Moore,[2] Born: 1939	2005	58

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	58

Executive Director, Council for International Exchange of Scholars and Vice President, Institute of In-
ternational Education (since 1998); Senior Fellow, Cornell Institute of Public Affairs, Cornell University
(until 1998); Former President, Wells College and St. Lawrence University; Director, Niagara Mohawk
Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	58

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2001); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees[3]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	263

President, John Hancock Insurance Group; Executive Vice President, John Hancock Life Insurance
Company (since June 2004); Chairman and Director, John Hancock Advisers, LLC (the Adviser), John
Hancock Funds, LLC and The Berkeley Financial Group, LLC (The Berkeley Group) (holding company)
(since 2005); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A.) (until 2004).

34

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Director, John
Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director,
Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company
Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer,
MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds and John Hancock Funds III (since 2006); Secretary, John
Hancock Funds II and Assistant Secretary, John Hancock Trust (since June 2007); Vice President and
Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and
Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel, MassMutual Select
Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (June 2007–Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (reg-
istered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005);
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John
Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

35

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (June 2007–
Present); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (June 2007–Present); Director, Executive Vice President and Chief Financial
Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005);
Vice President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock
Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II,
John Hancock Funds III and John Hancock Trust (2005–June 2007); Vice President and General Manager,
Fixed Annuities, U.S. Wealth Management (until 2005); Vice President, Operations, Manulife Wood
Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

36

Why John Hancock Funds?

For more than three decades, John Hancock Funds has been helping individual, corporate and institutional clients reach their most important financial goals. With so many fund companies to choose from, why should you invest with us?

► A name you know and trust

When you invest with John Hancock Funds, you are investing with one of the most recognized and respected names in the financial services industry. Our parent company has been helping individuals and institutions increase and protect wealth since 1862.

► Solutions across the investing spectrum

We offer equity, income, international, sector and asset allocation investment solutions managed by leading institutional money managers. Each of our funds utilizes a disciplined, team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals.

► Committed to you

Our shareholders come first. We work hard to provide you with the products you need to build a solid financial foundation. We’re proud to offer you award-winning services and tools, like the www.jhfunds.com Web site, to help you every step of the way.

For immediate insight and answers,
turn to www.jhfunds.com

Discover the new and improved www.jhfunds.com.

■ View accounts, statements and fund information.

■ Access college and retirement planning calculators and investment education.

■ Gain investment ideas, expand your knowledge and become a more informed investor.

This is just the beginning of how much you can do.

Now is the ideal time to experience our Web site that received the following recognition in 2006:

“Best Innovation: Redesigned Web Site” by the Mutual Fund Education Alliance.

“Outstanding Web Site” by the Web Marketing Association.

“Creative excellence on the Web, Silver Award winner” by W3.

Discover convenience and comprehensive resources at one
easy-to-access location. Your financial professional can steer you to the tools that will help you the most and enable you to transform your knowledge into action.

See how far www.jhfunds.com can take you!

At the heart of John Hancock Funds is

AWARD-WINNING SERVICE

How our exceptional customer service can benefit you:

We’re committed to providing you with answers, solving problems and saving you time.

We’re ready to go one step further by offering a range of resources so you can build your knowledge and expand your skills.

We’re determined to regularly exceed your expectations.

Experience award-winning, world-class service.
Consider the recognition that we received in 2006.

■ John Hancock Signature Services, Inc. (JHSS) is the transfer and shareholder services agent for John Hancock Funds. JHSS was awarded “Best-In-Class” honors and “5-Star” performer status for telephone customer service for all of 2006 from the National Quality Review.

■ Winner of Source Media’s Fund Operations Awards in the category of Efficiencies/Streamlining.

■ One of four finalists for Best Customer Service Organization, Financial Services at The American Business Awards, “The Stevies.” ™

Let us demonstrate the
difference that world-class
service can make.

Call our customer service representatives at 1-800-225-5291
Monday to Friday 8:00 a.m. – 7:00 p.m., ET

It will be our pleasure and privilege to help you.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	One Lincoln Street
Boston, MA 02111-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	One John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

40

J O H N   H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund

ASSET ALLOCATION	MONEY MARKET
Lifecycle 2010 Portfolio	Money Market Fund
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio	CLOSED-END
Lifecycle 2025 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2030 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2035 Portfolio	Income Securities Trust
Lifecycle 2040 Portfolio	Investors Trust
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund II
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio	Tax-Advantaged Global Shareholder Yield Fund
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

5900A 8/07
10/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, August 31, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $53,050 for the fiscal year ended August 31, 2007 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $25,450 and John Hancock Tax-Free Bond Fund - $27,600) and $53,050 for the fiscal year ended August 31, 2006 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $25,450 and John Hancock Tax-Free Bond Fund - $27,600). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended August 31, 2007 and fiscal year ended August 31, 2006 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $6,700 for the fiscal year ended August 31, 2007 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $3,200 and John Hancock Tax-Free Bond Fund - $3,500) and $6,700 for the fiscal year ended August 31, 2006 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $3,200 and John Hancock Tax-Free Bond Fund - $3,500). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended August 31, 2007 and fiscal year ended August 31, 2006 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended August 31, 2007 and August 31, 2006 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended August 31, 2007, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,687,535 for the fiscal year ended August 31, 2007, and $438,491 for the fiscal year ended August 31, 2006.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(3) Proxy Voting policies and Procedures are attached.

(c)(4) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 26, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 26, 2007